Transactions with Related Parties - Schedule of a Related Party Name and Category (Detail)	12 Months Ended
Dec. 31, 2020
Key Management Personnel
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	Key Management Personnel
Related party category	Key Management Personnel/Other
JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	JANK Howden Pty Ltd
Related party category	Related party in substance